Earnings per share - FY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Computation of Basic and Diluted Earnings per Share
The following represents a reconciliation of the numerator and denominator of the basic and diluted earnings per share computations contained in the consolidated financial statements:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands, except share and per share data)
Earnings allocable to Common stockholders	$4,911	$—	$4,911	$—
Earnings allocable to Class A stockholders	$2,716	$5,551	$13,625	$16,522
Earnings allocable to Class B stockholders	$355	$393	$760	$1,147
Basic earnings per share:
Common stock	$0.24	$—	$0.24	$—
Class A common stock	$0.19	$0.40	$0.98	$1.20
Class B common stock	$0.21	$0.27	$0.48	$0.83
Diluted earnings per share:
Common stock	$0.24	$—	$0.24	$—
Class A common stock	$0.19	$0.40	$0.98	$1.20
Class B common stock	$0.20	$0.27	$0.46	$0.81
Basic weighted average shares outstanding:
Common stock	20,656,207	—	20,656,207	—
Class A common stock	14,110,967	13,795,530	13,844,221	13,795,530
Class B common stock	1,681,685	1,477,800	1,573,702	1,381,055
Dilutive effect of shares issued under stock compensation arrangements:
Common stock	85,193	—	85,193	—
Class A common stock	—	—	—	—
Class B common stock	135,994	—	69,916	27,606
Diluted weighted average shares outstanding:
Common stock	20,741,400	—	20,741,400	—
Class A common stock	14,110,967	13,795,530	13,844,221	13,795,530
Class B common stock	1,817,679	1,477,800	1,643,618	1,408,661

The following represents a reconciliation of the numerator and denominator of the basic and diluted earnings per share computations contained in the consolidated financial statements:

	Year ended December 31,
	2015	2014	2013
	(in thousands, except share and per share data)
Earnings per share Class A stockholders:
Numerator for earnings per share
Net income	$22,273	$12,973	$12,267
Less: net income attributable to Class B stockholders	1,181	—	—
Net income attributable to Class A stockholders	$21,092	$12,973	$12,267

Denominator for earnings per share
Weighted average common shares outstanding	13,796,327	13,787,365	13,788,536

Net income per common share - basic	$1.53	$0.94	$0.89
Net income per common share - diluted	$1.53	$0.94	$0.89

Earnings per share Class B stockholders:
Numerator for earnings per share
Net income attributable to Class B stockholders	$1,181	$—	$—

Denominator for earnings per share
Weighted average shares outstanding - basic	1,413,142	1,188,370	962,739
Unvested restricted stock grants	38,549	111,874	106,428
Weighted average shares outstanding - diluted	1,451,691	1,300,244	1,069,167

Net income per Class A common share - basic	$0.84	$—	$—
Net income per Class A common share - diluted	$0.81	$—	$—